EXHIBIT 99.1 DISCLOSURES REQUIRED BY RULE 15Ga-1(1)

Asset Class: Residential Mortgage Loans

Name of Issuing Entity	Check if Registered	Name of Originator(2)	Total Assets in ABS by Originator			Assets That Were Subject of Demand(3)(4)			Assets That Were Repurchased or Replaced(3)(5)			Assets Pending Repurchase or Replacement (within cure period)(3)(6)			Demand In Dispute(3)(7)			Demand Withdrawn(3)(8)			Demand Rejected(3)(9)
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
JPALT2006-A5 CIK#: 0001374748	X	AMERICAN HOME MORTGAGE	638	$256,529,013.92	25.33%	1	$593,744.91	0.18%	-	$ -	0.00%	-	$ -	0.00%	1	$593,744.91	0.18%	-	$ -	0.00%	-	$ -	0.00%
		CHASE HOME FINANCE	683	$361,945,664.11	35.74%	1	$490,017.16	0.15%	-	$ -	0.00%	-	$ -	0.00%	1	$490,017.16	0.15%	-	$ -	0.00%	-	$ -	0.00%
		COUNTRYWIDE	170	$100,610,561.49	9.93%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		CTX MORTGAGE	8	$1,640,611.20	0.16%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		GREENPOINT MORTGAGE FUNDING, INC.	375	$98,127,136.65	9.69%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		PHH MORTGAGE	539	$190,566,085.75	18.82%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		US CENTRAL FEDERAL CREDIT UNION	4	$1,943,844.18	0.19%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		WEICHERT	5	$1,348,138.07	0.13%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
Total			2,422	$1,012,711,055.37	100.00%	2	$1,083,762.07	0.34%	-	$ -	0.00%	-	$ -	0.00%	2	$ 1,083,762.07	0.34%	-	$ -	0.00%	-	$ -	0.00%
JPALT2007-A1 CIK#: 0001388550	X	CHASE HOME FINANCE	943	$428,737,383.48	43.33%	1	$134,282.84	0.04%	-	$ -	0.00%	-	$ -	0.00%	1	$ 134,282.84	0.04%	-	$ -	0.00%	-	$ -	0.00%
		COUNTRYWIDE	194	$121,797,101.09	12.31%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		CTX MORTGAGE	4	$945,339.90	0.10%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		E-LOAN	5	$1,371,265.96	0.14%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		FIFTH THIRD BANK	9	$4,014,956.70	0.41%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		FLAGSTAR BANK	3	$457,169.29	0.05%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		GREENPOINT MORTGAGE FUNDING, INC.	747	$374,750,927.98	37.87%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		MANUFACTURERS & TRADERS	1	$112,000.00	0.01%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		MARKET STREET MTG CORP	19	$4,469,187.97	0.45%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		OHIO SAVINGS BANK, FSB	149	$28,828,666.43	2.91%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		PHH MORTGAGE	1	$44,643.00	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		WACHOVIA MORTGAGE CORPORATION	56	$18,924,513.36	1.91%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		WEICHERT	13	$4,158,193.36	0.42%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		WELLS FARGO	4	$936,110.78	0.09%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
Total			2,148	$989,547,459.30	100.00%	1	$134,282.84	0.04%	-	$ -	0.00%	-	$ -	0.00%	1	$134,282.84	0.04%	-	$ -	0.00%	-	$ -	0.00%
JPALT2007-A2 CIK#: 0001400186	X	AMERICAN HOME MORTGAGE	878	$249,315,296.44	17.60%	3	$757,764.23	0.12%	-	$ -	0.00%	-	$ -	0.00%	3	$757,764.23	0.12%	-	$ -	0.00%	-	$ -	0.00%
		CHASE HOME FINANCE	2,275	$846,950,020.41	59.77%	30	$12,337,819.05	2.03%	-	$ -	0.00%	-	$ -	0.00%	30	$12,337,819.05	2.03%	-	$ -	0.00%	-	$ -	0.00%
		COUNTRYWIDE	101	$75,737,127.74	5.35%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		CTX MORTGAGE	7	$2,924,466.65	0.21%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		FLAGSTAR BANK	4	$440,000.00	0.03%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		GREENPOINT MORTGAGE FUNDING, INC.	532	$154,663,256.00	10.92%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		MARKET STREET MTG CORP	27	$4,296,562.06	0.30%	1	$149,554.41	0.02%	-	$ -	0.00%	-	$ -	0.00%	1	$149,554.41	0.02%	-	$ -	0.00%	-	$ -	0.00%
		NATIONAL CITY MORTGAGE CO.	60	$24,266,878.94	1.71%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		NETBANK	5	$1,914,000.93	0.14%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		OHIO SAVINGS BANK, FSB	114	$25,980,472.83	1.83%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		PHH MORTGAGE	20	$8,943,394.12	0.63%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		WEICHERT	70	$17,255,478.73	1.22%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		WELLS FARGO	16	$4,233,955.64	0.30%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
Total			4,109	$1,416,920,910.49	100.00%	34	$13,245,137.69	2.18%	-	$ -	0.00%	-	$ -	0.00%	34	$13,245,137.69	2.18%	-	$ -	0.00%	-	$ -	0.00%
JPMAC 2005-FRE1 CIK#: 0001345659	X	FREMONT INVESTMENT & LOAN	4,597	$961,410,207.50	100.00%	4	$962,058.77	0.53%	-	$ -	0.00%	-	$ -	0.00%	4	$962,058.77	0.53%	-	$ -	0.00%	-	$ -	0.00%
Total			4,597	$961,410,207.50	100.00%	4	$962,058.77	0.53%	-	$ -	0.00%	-	$ -	0.00%	4	$962,058.77	0.53%	-	$ -	0.00%	-	$ -	0.00%
JPMAC 2006-HE3 CIK#: 0001378803	X	ACCREDITED HOME LENDERS	55	$9,775,714.83	1.19%	3	$899,750.32	0.38%	-	$ -	0.00%	-	$ -	0.00%	3	$899,750.32	0.38%	-	$ -	0.00%	-	$ -	0.00%
		FIELDSTONE MORT/INV. CORP	684	$132,518,378.46	16.16%	49	$6,343,430.24	2.66%	-	$ -	0.00%	-	$ -	0.00%	43	$5,757,510.07	2.42%	6	$585,920.17	0.25%	-	$ -	0.00%
		FREMONT INVESTMENT & LOAN	18	$1,053,560.19	0.13%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		NOVASTAR	1,365	$180,773,981.29	22.05%	207	$24,944,566.98	10.47%	-	$ -	0.00%	-	$ -	0.00%	207	$24,944,566.98	10.47%	-	$ -	0.00%	-	$ -	0.00%
		RESMAE	2,864	$489,937,967.92	59.75%	318	$49,995,513.36	20.98%	-	$ -	0.00%	-	$ -	0.00%	312	$48,511,596.28	20.35%	6	$ 1,483,917.08	0.62%	-	$ -	0.00%
		WMC MORTGAGE, CORP.	26	$5,941,017.54	0.72%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$-	0.00%	-	$ -	0.00%
Total			5,012	$820,000,620.23	100.00%	577	$82,183,260.90	34.48%	-	$ -	0.00%	-	$ -	0.00%	565	$80,113,423.65	33.61%	12	$ 2,069,837.25	0.87%	-	$ -	0.00%
JPMAC 2006-RM1 CIK#: 0001375255	X	RESMAE	5,149	$921,313,133.21	100.00%	1,515	$317,002,861.94	126.56%	1	$428,000.00	0.17%	27	$7,463,423.05	2.98%	1,461	$304,463,089.99	121.55%	26	$ 4,648,348.90	1.86%	-	$ -	0.00%
Total			5,149	$921,313,133.21	100.00%	1,515	$317,002,861.94	126.56%	1	$428,000.00	0.17%	27	$7,463,423.05	2.98%	1,461	$304,463,089.99	121.55%	26	$ 4,648,348.90	1.86%	-	$ -	0.00%
JPMAC 2006-WMC2 CIK#: 0001364780	X	WMC MORTGAGE, CORP.	6,510	$1,274,996,688.63	100.00%	637	$182,202,459.70	54.99%	-	$ -	0.00%	-	$ -	0.00%	637	$182,202,459.70	54.99%	-	$ -	0.00%	-	$ -	0.00%
Total			6,510	$1,274,996,688.63	100.00%	637	$182,202,459.70	54.99%	-	$ -	0.00%	-	$ -	0.00%	637	$182,202,459.70	54.99%	-	$ -	0.00%	-	$ -	0.00%
JPMAC 2006-WMC3 CIK#: 0001372914	X	WMC MORTGAGE, CORP.	4,786	$959,177,770.27	100.00%	572	$91,647,214.50	30.85%	-	$ -	0.00%	-	$ -	0.00%	572	$91,647,214.50	30.85%	-	$ -	0.00%	-	$ -	0.00%
Total			4,786	$959,177,770.27	100.00%	572	$91,647,214.50	30.85%	-	$ -	0.00%	-	$ -	0.00%	572	$91,647,214.50	30.85%	-	$ -	0.00%	-	$ -	0.00%
JPMAC 2006-WMC4 CIK#: 0001382975	X	WMC MORTGAGE, CORP.	9,637	$1,911,992,432.62	100.00%	8	$858,999.92	0.13%	-	$ -	0.00%	-	$ -	0.00%	8	$858,999.92	0.13%	-	$ -	0.00%	-	$ -	0.00%
Total			9,637	$1,911,992,432.62	100.00%	8	$858,999.92	0.13%	-	$ -	0.00%	-	$ -	0.00%	8	$858,999.92	0.13%	-	$ -	0.00%	-	$ -	0.00%
JPMAC2006-WF1 CIK#: 0001371611	X	WELLS FARGO	4,423	$788,575,600.84	100.00%	215	$41,474,551.05	15.88%	-	$ -	0.00%	-	$ -	0.00%	215	$41,474,551.05	15.88%	-	$ -	0.00%	-	$ -	0.00%
Total			4,423	$788,575,600.84	100.00%	215	$41,474,551.05	15.88%	-	$ -	0.00%	-	$ -	0.00%	215	$41,474,551.05	15.88%	-	$ -	0.00%	-	$ -	0.00%
JPMMT2007-A2 CIK#: 0001393573	X	CHASE HOME FINANCE	595	$408,145,463.61	39.48%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		COUNTRYWIDE	172	$106,721,190.89	10.32%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		CTX MORTGAGE	102	$55,975,769.69	5.41%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		E-LOAN	2	$1,326,688.83	0.13%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		JOHNSON BANK	10	$6,856,022.28	0.66%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		MARKET STREET MTG CORP	1	$528,000.00	0.05%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		OHIO SAVINGS BANK, FSB	133	$88,794,347.30	8.59%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		PHH MORTGAGE	481	$342,791,934.78	33.16%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		WEICHERT	40	$22,762,855.17	2.20%	1	$443,511.17	0.12%	-	$ -	0.00%	-	$ -	0.00%	1	$443,511.17	0.12%	-	$ -	0.00%	-	$ -	0.00%
Total			1,536	$1,033,902,272.55	100.00%	1	$443,511.17	0.12%	-	$ -	0.00%	-	$ -	0.00%	1	$443,511.17	0.12%	-	$ -	0.00%	-	$ -	0.00%
JPMMT2007-A6 CIK#: 0001418261	X	AMERICAN HOME MORTGAGE	73	$51,017,241.18	6.51%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		AMTRUST BANK	1	$565,000.00	0.07%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		BANKUNITED, FSB	2	$1,186,200.00	0.15%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		CHASE HOME FINANCE	280	$189,368,848.24	24.18%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		CTX MORTGAGE	66	$38,503,864.86	4.92%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		GREENPOINT MORTGAGE FUNDING, INC.	7	$4,458,783.66	0.57%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		GUARANTEED RATE	6	$3,334,422.88	0.43%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		NATIONAL CITY MORTGAGE CO.	352	$244,608,876.22	31.23%	1	$517,333.96	0.18%	-	$ -	0.00%	-	$ -	0.00%	1	$517,333.96	0.18%	-	$ -	0.00%	-	$ -	0.00%
		OHIO SAVINGS BANK, FSB	24	$13,739,285.71	1.75%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		PHH MORTGAGE	319	$226,535,532.88	28.92%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		WEICHERT	16	$9,973,216.91	1.27%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
Total			1,146	$783,291,272.54	100.00%	1	$ 517,333.96	0.18%	-	$ -	0.00%	-	$ -	0.00%	1	$517,333.96	0.18%	-	$ -	0.00%	-	$ -	0.00%
Total			51,475	$12,873,839,423.55	0.00%	3,567	$731,755,434.51	0.00%	1	$ 428,000.00	0.00%	27	$ 7,463,423.05	0.00%	3,501	$717,145,825.31	0.00%	38	$ 6,718,186.15	0.00%	-	$ -	0.00%

(1)We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a Securitizer and that are not covered by a filing to be made by an affiliated Securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  However, we cannot be certain that we have obtained all applicable Reportable Information because, among other things, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party and the Securitizer makes no representation as to the accuracy of the information required by this Form ABS-15G and Rule 15Ga-1.  Assets are reported in accordance with Rule 15Ga-1 regardless of the validity of the demand or defenses thereto and nothing in this report shall constitute, or be deemed, a waiver of any rights, defenses, powers or privileges of any party relating to these assets.  Assets reported as “assets that were subject of a demand” do not include assets that were repurchased or replaced, or assets that had a demand withdrawn or demand rejected in a prior reporting period.

(2)In certain cases, the entity identified as “Originator” is the entity that sold the assets to the sponsor, based on the sponsor’s records.  This entity may or may not be the originator of the assets.  The Securitizer is not able to obtain further information as to the identity of the originator without unreasonable effort or expense.

(3)Except as otherwise indicated in this exhibit, the outstanding principal balance of each asset for which a decision has been made to repurchase or replace, is calculated as of the date of the repurchase or replacement; the outstanding principal balance of each asset that has been liquidated or for which a decision has been made to make-whole, is calculated as of the date of liquidation; and the outstanding principal balance of every other asset is calculated as of the last day of the reporting period. All of the balances and loan counts set forth in the exhibit are based on the Securitizer’s records and, in certain instances, may differ from balance and loan count information publicly available.

(4)Assets included in “Assets That Were Subject of Demand” includes assets where a demand was made during or prior to the reporting period, which was either resolved during the reporting period or remains unresolved as of the end of the reporting period.

(5)“Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(6)“Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(7)“Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review.

(8)“Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(9)“Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer.